Capital Leases - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 29, 2013	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Capital Lease Obligations [Line Items]
Interest expense on capital leases	$ 0.0	$ 0.5	$ 0.3
Predecessor
Capital Lease Obligations [Line Items]
Interest expense on capital leases				$ 0.5